Expense by nature	12 Months Ended
Dec. 31, 2020
Default Root [Abstract]
Expense by nature
8	Expense by nature

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Service costs (note i)	10,323	14,967	17,478
Advertising agency fees	204	233	505
Employee benefits expenses (note ii and note iii)	2,077	2,527	3,004
Promotion and advertising expenses	1,511	1,823	2,227
Notes:

(i)	Service costs mainly comprised licensing costs, revenue sharing fees paid to content creators and content delivery costs primarily relating to server, cloud services and bandwidth costs.

(ii)
During the years ended December 31, 2018, 2019 and 2020, the Group incurred expenses for the purpose of research and development of approximately RMB937 million, RMB1,159 million and RMB1,667 million, which comprised employee benefits expenses of RMB825 million, RMB1,012 million and RMB1,488 million respectively. No significant development expenses had been capitalized for the years ended December 31, 2018, 2019 and 2020.

(iii)	Employee benefits expenses

	Year ended December 31,
	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	1,228	1,616	2,020
Welfare, medical and other expenses	293	295	373
Share-based compensation expenses	487	519	569
Contribution to pension plans	69	97	42

	2,077	2,527	3,004

Majority of the Group’s contributions to pension plans are related to the local employees in the PRC. All local employees of the subsidiaries in the PRC participate in employee social security plans established in the PRC, which cover pension, medical and other welfare benefits. The plans are organized and administered by the governmental authorities. Other than the contributions made to these social security plans, the Group has no other material commitments owing to the employees. According to the relevant regulations, the portion of premium and welfare benefit contributions that should be borne by the companies within the Group as required by the above social security plans are principally determined based on percentages of the basic salaries of employees, subject to certain ceilings imposed. These contributions are paid to the respective labor and social welfare authorities and are expensed as incurred.